Inventory - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Inventory expensed to cost of goods sold	$ 273.0	$ 233.3
Non-cash expense related to changes in fair value of inventory sold	132.0	72.5
Inventory write-down	65.5	73.4
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Inventory write-down	15.6	28.5
Changes in fair value of inventory sold
Disclosure of attribution of expenses by nature to their function [line items]
Inventory write-down	$ 49.8	$ 44.9